CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common interests issued	71,882,729	63,262,039	61,537,901
Common interests outstanding	71,882,729	63,262,039	61,537,901
Class A preferred interests
Preferred interests issued	73,723,250	73,723,250
Preferred interests outstanding	73,723,250	73,723,250
Class B preferred interests
Preferred interests issued	34,023,527	34,023,527
Preferred interests outstanding	34,023,527	34,023,527
Class C preferred interests
Preferred interests issued	37,642,050	37,642,050
Preferred interests outstanding	37,642,050	37,642,050
Class D preferred interests
Preferred interests issued	36,909,359	36,909,359
Preferred interests outstanding	36,909,359	36,909,359
Class E preferred interests
Preferred interests issued	112,949,305	112,949,305	0
Preferred interests outstanding	112,949,305	112,949,305	0